13. FAIR VALUE MEASUREMENTS (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments		$ 0
Total		0
Derivative liabilities	1,928,457	529,785	237,395
Total	1,928,457	529,785
FairValueInputsLevel1Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments		0
Total		0
Derivative liabilities		0
Total		0
FairValueInputsLevel2Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments		0
Total		0
Derivative liabilities		0
Total		0
FairValueInputsLevel3Member
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investments		0
Total		0
Derivative liabilities	1,928,457	529,785
Total	$ 1,928,457	$ 529,785	$ 237,395